The Millicom Group - A.1. Subsidiaries (Details) - entity	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Colombia
Disclosure of subsidiaries [line items]
Number of entities	2
Colombia Móvil S.A. E.S.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Comunicaciones Celulares S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Grupo de Comunicaciones Digitales, S.A. (formerly Telefónica Móviles Panama, S.A.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Cable Costa Rica S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom International Operations B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom International Services LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom LIH S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom International Operations S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Spain S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Telecommunications S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Navega.com S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Otecel, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Servicios Especializados en Telecomunicaciones, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Servicios Innovadores de Comunicación y Entretenimiento, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telefónica Celular de Bolivia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telefonía Celular de Nicaragua S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telefónica Celular del Paraguay S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telemóvil El Salvador S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telefónica Móviles de Uruguay S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNE EPM Telecomunicaciones S.A. and subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%